COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated August 1, 2012, as supplemented

The Fund’s prospectus offering Class A, B, C, I, K (formerly, R4) and R shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(d)	0.35%	0.35%	0.35%
Total annual Fund operating expenses	1.35%	2.10%.	2.10%

	Class I Shares	Class K Shares	Class R Shares
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%	0.00%	0.50%
Other expenses(d)	0.11%	0.41%	0.35%
Total annual Fund operating expenses	0.86%	1.16%	1.60%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,240
Assuming complete redemption of shares at the end of the period	$713	$958	$1,329	$2,240
Class C Shares
Assuming no redemption of shares	$213	$658	$1,129	$2,431
Assuming complete redemption of shares at the end of the period	$313	$658	$1,129	$2,431
Class I Shares	$88	$274	$477	$1,061
Class K Shares	$118	$368	$638	$1,409
Class R Shares	$163	$505	$871	$1,900

Shareholders should retain this Supplement for future reference.

C-1141-4 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated August 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.35%
Total annual Fund operating expenses	1.10%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$112	$350	$606	$1,340

Shareholders should retain this Supplement for future reference.

C-1143-1 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated January 1, 2012, as supplemented

The Fund’s prospectus offering Class A, B, C and I shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(d)	0.35%	0.35%	0.35%	0.13%
Total annual Fund operating expenses	1.55%	2.30%	2.30%	1.08%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares
Assuming no redemption of shares	$233	$718	$1,230	$2,448
Assuming complete redemption of shares at the end of the period	$733	$1,018	$1,430	$2,448
Class C Shares
Assuming no redemption of shares	$233	$718	$1,230	$2,636
Assuming complete redemption of shares at the end of the period	$333	$718	$1,230	$2,636
Class I Shares	$110	$343	$595	$1,317

Shareholders should retain this Supplement for future reference.

C-1376-2 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated January 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.35%
Total annual Fund operating expenses	1.30%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$132	$412	$713	$1,568

Shareholders should retain this Supplement for future reference.

C-1378-1 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated June 18, 2012, as supplemented

The Fund’s prospectus offering Class W shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class W Shares
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses(a)	0.35%
Total annual Fund operating expenses	1.55%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class W Shares	$158	$490	$845	$1,845

Shareholders should retain this Supplement for future reference.

C-1377-1 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated August 1, 2012, as supplemented

The Fund’s prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	00.0%
Other expenses(d)	0.29%	0.29%	0.06%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual Fund operating expenses	1.32%	2.07%	0.84%
Fee waivers and/or reimbursements(e)	-0.03%	-0.03%	0.00%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.29%	2.04%	0.84%

		Class R Shares	Class W Shares
Management fees		0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.50%	0.25%
Other expenses(d)		0.29%	0.29%
Acquired fund fees and expenses		0.03%	0.03%
Total annual Fund operating expenses		1.57%	1.32%
Fee waivers and/or reimbursements(e)		-0.03%	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.54%	1.29%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(e)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R and 1.26% for Class W.

Example

	1 year	3 years	5 years	10 years
Class A Shares*	$699	$966	$1,254	$2,071
Class C Shares*
Assuming no redemption of shares	$207	$646	$1,111	$2,398
Assuming complete redemption of shares at the end of the period	$307	$646	$1,111	$2,398
Class I Shares	$86	$268	$466	$1,037
Class R Shares*	$157	$493	$852	$1,865
Class W Shares*	$131	$415	$721	$1,588

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Shareholders should retain this Supplement for future reference.

C-1201-3 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated August 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.29%
Acquired fund fees and expenses	0.03%
Total annual Fund operating expenses	1.07%
Fee waivers and/or reimbursements(b)	-0.03%
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.04%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.01% for Class Z.

Example

	1 year*	3 years*	5 years*	10 years*
Class Z Shares	$106	$337	$587	$1,303

*	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Shareholders should retain this Supplement for future reference.

C-1203-1 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated January 1, 2012, as supplemented

The Fund’s prospectus offering Class A, B, C, I and R shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management fees	0.84%	0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees	0.25%	1.00%	1.00%
Other expenses(d)	0.25%	0.25%	0.25%
Total annual Fund operating expenses	1.34%	2.09%	2.09%

		Class I Shares	Class R Shares
Management fees		0.84%	0.84%
Distribution and/or service (Rule 12b-1) fees		0.00%	0.50%
Other expenses(d)		0.04%	0.25%
Total annual Fund operating expenses		0.88%	1.59%

(d)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class A Shares	$704	$975	$1,267	$2,095
Class B Shares
Assuming no redemption of shares	$212	$655	$1,124	$2,229
Assuming complete redemption of shares at the end of the period	$712	$955	$1,324	$2,229
Class C Shares
Assuming no redemption of shares	$212	$655	$1,124	$2,421
Assuming complete redemption of shares at the end of the period	$312	$655	$1,124	$2,421
Class I Shares	$90	$281	$488	$1,084
Class R Shares	$162	$502	$866	$1,889

Shareholders should retain this Supplement for future reference.

C-1641-2 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated January 1, 2012, as supplemented

The Fund’s prospectus offering Class Y shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Y Shares
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.04%
Total annual Fund operating expenses	0.88%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Y Shares	$90	$281	$488	$1,084

Shareholders should retain this Supplement for future reference.

C-1644-1 A (11/12)

COLUMBIA FUNDS SERIES TRUST I

Columbia Small Cap Growth Fund I

(the “Fund”)

Supplement dated November 8, 2012 to

the Fund’s prospectus dated January 1, 2012, as supplemented

The Fund’s prospectus offering Class Z shares is revised and supplemented as follows:

The section of the Fund’s prospectus entitled “Fees and Expenses of the Fund” is modified by deleting the table entitled “Annual Fund Operating Expenses” and the expense example table in the subsection entitled “Example” and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z Shares
Management fees	0.84%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses(a)	0.25%
Total annual Fund operating expenses	1.09%

(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

	1 year	3 years	5 years	10 years
Class Z Shares	$111	$347	$601	$1,329

Shareholders should retain this Supplement for future reference.

C-1643-1 A (11/12)